SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               November 30, 2000


                                  AMIDEX35(TM)
                                  MUTUAL FUND



                             26 Broadway, Suite 741
                            New York, New York 10004
                                 1-888-876-3566



--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                                                            Page
                                                                             No.
                                                                            ----
Schedule of Investments .....................................................1-2
Statement of Assets and Liabilities..........................................2-3
Statement of Operations......................................................  3
Statement of Changes in Net Assets...........................................  4
Financial Highlights.........................................................  4
Notes to Financial Statements................................................5-7

THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2000 (UNAUDITED)
                                                                        MARKET
                                                          SHARES        VALUE
                                                          ------        ------
COMMON STOCK -- 82.07%
BANKING AND INSURANCE-- 8.32%
Bank Hapoalim Ltd. ....................................  252,672     $   665,462
Bank Lumi Le-Israel ...................................  285,318         616,335
Israel Discount Bank CL A .............................  189,310         202,160
Migdal Insurance Holdings .............................  208,745         214,457
                                                                       1,698,414
                                                                     -----------

CABLE TELEVISION -- .50%
Matav-Cable Systems Media Ltd. ........................    3,164         102,435
                                                                     -----------
CHEMICALS -- 2.07%
Israel Chemicals Limited ..............................  242,735         262,648
Makhteshim-Agan Industries Ltd.* ......................   72,826         159,627
                                                                         422,275
                                                                     -----------

COMPUTER SOFTWARE AND SERVICES -- 30.89%
Amdocs Limited* .......................................   38,803       2,100,212
Backweb Technologies Ltd.* ............................    7,219          53,691
Check Point Software Technologies Ltd.* ...............   30,830       3,163,929
DSP Group, Inc.* ......................................    4,205         101,446
Galileo Technology Ltd.* ..............................    9,827         154,161
Mercury Interactive Corporation* ......................   10,586         712,570
Orckit Communications Ltd.* ...........................    5,086          14,781
                                                                     -----------
                                                                       6,300,790

DIGITAL AUDIO -- .73%
AudioCodes Ltd.* ......................................    8,970         148,005

DIGITAL IMAGING -- 2.39%
Electronics for Imaging, Inc.* ........................   12,628         167,321
Orbotech Ltd.* ........................................    7,182         319,599
                                                                     -----------
                                                                         486,920

DIVERSIFIED HOLDINGS -- 9.31%
Clal Electronics Industries Ltd. ......................      749          99,272
Clal Industries Ltd. ..................................   28,223         242,626
Clal Insurance Enterprise Holdings Ltd. ...............   10,256         143,192
Discount Investment Corporation .......................    9,239         394,871
IDB Development Corporation Ltd. ......................    9,654         333,433
IDB Holding Corporation Ltd. ..........................    7,613         242,314
Israel Corporation Ltd. ...............................    1,005         173,432
Koor Industries Limited ADR ...........................   18,536         271,089
                                                                     -----------
                                                                       1,900,229

ELECTRONICS -- .46%
Elron Electronic Industries Limited ...................    3,463          93,285

                       See notes to financial statements.

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THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
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SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000 (UNAUDITED)
                                                                        MARKET
                                                          SHARES        VALUE
                                                          ------        ------
MEDICAL PRODUCTS -- 6.98%
Teva Pharmaceutical Industries Ltd. ADR...............   21,654      $ 1,423,751

RETAIL -- .66%
Supersol Ltd. ADR.....................................     7,706         135,578

TELECOMMUNICATIONS -- 19.76%
Bezeq Israeli Telecommunications Corporation Ltd......   157,557         812,609
Comverse Technology, Inc.*............................    30,577       2,635,356
ECI Telecom Limited...................................    17,758         375,138
Gilat Satellite Networks Ltd.*........................     5,057         198,803
Tioga Technologies Ltd.*..............................     3,786           9,228
                                                                       4,031,134
                                                                     -----------
TOTAL COMMON STOCK (COST $19,624,853).................                16,742,816

SHORT-TERM INVESTMENTS -- 7.33%
Star Bank Treasury Money Market Fund (Cost $1,494,660)                 1,494,660

TOTAL INVESTMENTS (COST $21,119,513) -- 89.40%........                18,237,476
OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.60%.......                 2,162,491
NET ASSETS -- 100%....................................
                                                                     $20,399,967
                                                                     ===========
* Non-income producing security.

                   -------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)

ASSETS:
  Investments, at market (identified cost: $21,119,513).........     $18,237,476
  Foreign cash (identified cost: $60)...........................              59
  Receivables:
     Dividends..................................................          24,140
     Interest...................................................             850
     Investments sold...........................................       2,395,634
     Fund shares sold...........................................         262,941
          Total assets..........................................      20,921,100
                                                                     -----------
LIABILITIES:
  Payables:
     Due to advisor.............................................          29,068
     Distribution fees payable..................................           7,765
     Fund shares redeemed.......................................         459,627
     Other liabilities..........................................          24,673
                                                                     -----------
          Total liabilities.....................................         521,133
NET ASSETS .....................................................     $20,399,967
                                                                     ===========

                       See notes to financial statements.

THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
NOVEMBER 30, 2000 (UNAUDITED)

NET ASSETS CONSIST OF:
  Common stock..................................................    $       152
  Additional paid-in capital....................................     23,549,585
  Net investment loss...........................................       (122,567)
  Accumulated realized loss on investments......................       (145,166)
  Net unrealized loss on investments............................     (2,882,037)
                                                                    -----------
Total Net Assets (1,516,517 shares oustanding;
  500,000,000 shares of $0.0001 par value authorized)...........     20,399,967
                                                                    ===========

NO-LOAD CLASS SHARES:
Net Assets applicable to 883,407 shares outstanding (Note 2)....    $13,343,684
                                                                    ===========
Net Asset Value, offering and redemption price per share........    $     15.10


CLASS A SHARES:
Net Assets applicable to 473,896 shares outstanding (Note 2)....    $ 5,592,364

Net Asset Value, and redemption price per share.................    $     11.80
                                                                    ===========
Offering price per share Class A................................    $     12.29

CLASS C SHARES:
Net Assets applicable to 159,214 shares outstanding (Note 2)....    $ 1,463,919

Net Asset Value, offering and redemption price per share........    $      9.19

                   -------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED NOVEMBER 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
  Interest......................................................    $    22,009
  Dividends (net of foreign taxes: $18,775).....................         62,620
     Total investment income....................................         84,629
                                                                    ------------
EXPENSES:
  Investment advisory fees......................................         46,333
  Service fees..................................................        134,365
  Distribution fees -- No-load Class............................         17,705
  Distribution fees -- Class A..................................          4,350
  Distribution fees -- Class C..................................          4,443
                                                                    -----------
     Total expenses.............................................        207,196
  Net investment loss...........................................       (122,567)
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments..............................       (452,091)
  Net change in unrealized depreciation on investments..........     (3,525,181)
                                                                     (3,977,272)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............    $(4,099,839)

                       See notes to financial statements.

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THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED NOVEMBER 30, 2000* (UNAUDITED)

INCREASE IN NET ASSETS
Operations:
  Net investment loss...........................................    $  (122,567)
  Net realized gain (loss) on investments.......................       (452,091)
  Net change in unrealized appreciation (depreciation) on
     investments................................................     (3,525,181)
Net increase (decrease) in net assets resulting from operations.     (4,099,839)
                                                                    -----------
Increase in net assets from Fund share transactions (Note 2)....     12,834,968
Total increase in net assets....................................      8,735,129

NET ASSETS:
  Beginning of period...........................................     11,664,838
                                                                    -----------
  End of period.................................................    $20,399,967

*Fund commenced operations on June 8, 1999.

                ------------------------------------------------

FINANCIAL HIGHLIGHTS (UNAUDITED)
Per Share Data for a Share Outstanding throughout each Period



                                                NO-LOAD CLASS                 CLASS A                        CLASS C
                                        FOR THE PERIOD    FOR THE    FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                                             ENDED        PERIOD         ENDED           ENDED           ENDED           ENDED
                                        NOV. 30, 2000      ENDED      NOV. 30, 2000  MAY 31, 2000(3)  NOV. 30, 2000  MAY 31, 2000(4)
                                         (UNAUDITED)  MAY 31, 2000(2)  (UNAUDITED)       CLASS A       (UNAUDITED)       CLASS C

NET ASSET VALUE,
 BEGINNING OF PERIOD ................      $17.05        $10.00        $13.33          $ 9.60           $10.42           $10.00

INVESTMENT OPERATIONS:
  Net investment loss ...............       (0.12)        (0.23)        (0.09)          (0.10)           (0.11)           (0.01)
  Net realized and unrealized
     gain on investments ............       (1.83)         7.28         (1.44)           3.83            (1.12)            0.43

     Total from investment
        operations ..................       (1.95)         7.05         (1.53)           3.73            (1.23)            0.42

NET ASSET VALUE,
 END OF PERIOD ......................      $15.10        $17.05        $11.80          $13.33           $ 9.19           $10.42

TOTAL RETURN ........................      (11.44)%       70.50%       (11.48)%         38.85%          (11.80)%           4.20%

RATIO/SUPPLEMENTAL DATA
  Net assets, end of
     period (in 000's)...............     $13,344       $10,981        $5,592            $645           $1,464              $38
  Ratio of expenses to average
     net assets .....................        2.20%(1)      2.85%(1)      2.20%(1)        2.70%(1)         2.95%(1)         2.51%(1)
  Ratio of net investment loss
     to average net assets...........       (1.29)%(1)    (1.50)%(1)    (1.26)%(1)      (1.48)%(1)       (2.02)%(1)       (2.14)%(1)
  Portfolio turnover rate............       18.03%        18.16%        18.03%          18.16%           18.03%           18.16%

1 Annualized
2 The Amidex35(TM) Mutual Fund No-load Class shares commenced on June 8, 1999. 3 The Amidex35(TM) Mutual Fund Class A shares commenced on November 19, 1999. 4 The Amidex35(TM) Mutual Fund Class C shares commenced on May 19, 2000.

                       See notes to financial statements.

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THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
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NOTES TO THE FINANCIAL STATEMENTs
NOVEMBER 30, 2000 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Amidex Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and consists solely of The Amidex35(TM) Mutual Fund (the "Fund"). The Fund is a non-diversified Fund. The Company is registered as an open-end management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund is currently registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered. The Fund's investment strategy is capital growth. The Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by TransNations Investments, LLC (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Foreign Currency Translation -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

e) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

g) Directors' Fees -- Certain directors of the Fund are also directors of the Advisor. The compensation of unaffiliated directors of the Fund is borne by the Fund. The unaffiliated directors of the Fund have decided to waive their fees incurred during the period ended November 30, 2000.

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THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2000 (UNAUDITED)

2. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund for the period ended November 30, 2000 were as follows:
                                                                  NO-LOAD
                                                         SHARES        AMOUNT

        Sold .....................................       515,122     $7,751,103
        Redeemed .................................       (89,622)    (1,175,740)

        Net Increase .............................       425,500     $6,575,363

                                                                CLASS A
                                                         SHARES        AMOUNT

        Sold .....................................       290,742     $5,418,712
        Redeemed .................................       (51,509)      (950,097)

        Net Increase .............................       239,233     $4,468,615


                                                                CLASS C
                                                         SHARES        AMOUNT

        Sold ....................................        160,178     $1,840,814
        Redeemed ................................         (4,654)       (49,824)
        Net Increase ............................        155,524     $1,790,990

Transactions in shares of the Fund for the period ended May 31, 2000 were as follows:
                                                                NO-LOAD
                                                         SHARES         AMOUNT

        Sold ....................................        766,786    $12,268,490
        Redeemed ................................       (132,611)    (2,316,975)
        Net Increase ............................        634,175    $ 9,951,515

                                                                CLASS A
                                                         SHARES        AMOUNT

        Sold ...................................          49,409    $   639,240
        Redeemed ...............................          (1,014)       (12,791)
        Net Increase ...........................          48,395    $   626,449

                                                                CLASS C
                                                         SHARES        AMOUNT

        Sold ...................................           3,690    $    36,805
        Redeemed ...............................               0              0
        Net Increase ...........................           3,690    $    36,805

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THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2000 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, excluding short-term investments, by the Fund for the period ended November 30, 2000, were as follows:

             Purchases..................................   $13,520,772
             Sales......................................     3,009,224

     At November 30, 2000, net unrealized epreciation of investments for tax purposes was as follows:

             Appreciation...............................   $   515,203
             Depreciation...............................    (3,397,240)
                                                           -----------
             Net depreciation on investments............   $(2,882,037)
                                                           ===========

     At November 30, 2000, the cost of investments for federal income tax purposes was $21,119,513.

4. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an Advisory Agreement with TransNations Investments, LLC (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the period ended November 30, 2000, the Advisor earned advisory fees of $46,333, with $9,473 remaining payable at November 30, 2000.

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% as applied to the Fund's daily net assets. For the period ended November 30, 2000, the Advisor earned Servicing Agreement fees of $134,365, with $27,472 remaining payable at November 30, 2000.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

     The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 1.95%. The only other expenses incurred by the fund are distribution fees, brokerage fees, taxes, if any, legal fees relating to litigation, and other extraordinary expenses.

     The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares respectively and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders. The distribution plans for the Class A, the No-load class and the Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively.

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